UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-21338
                                   ---------

                 Nicholas-Applegate Convertible & Income Fund II
               (Exact name of registrant as specified in charter)


              1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


  LAWRENCE G. ALTADONNA - 1345 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10105
  -----------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-739-3371


Date of fiscal year end: JUNE 30
                         -------


Date of reporting period: JUNE 30
                          -------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Shareholders
                                                                   Annual Report

                                                                         6.30.04


NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II


================================================================================

            NCZ
---------------------------
          LISTED
---------------------------

           NYSE
THE NEW YORK STOCK EXCHANGE
---------------------------


 CONTENTS

Letter to Shareholders .........................     1

Performance and Statistics .....................     2

Schedule of Investments ........................   3-8

Statement of Assets and Liabilities ............     9

Statement of Operations ........................    10

Statement of Changes in Net Assets .............    11

Notes to Financial Statements .................. 12-15

Financial Highlights ...........................    16

Report of Independent Registered
  Public Accounting Firm .......................    17

Privacy Policy, Proxy Voting Policies
  and Procedures, Other Information ............    18

Tax Information

Dividend Reinvestment Plan .....................    19

Board of Trustees ..............................    20

                                                               [GRAPHIC OMITTED]

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II LETTER TO SHAREHOLDERS


                                                                 August 11, 2004


Dear Shareholder:

We  are  pleased  to  provide  you  with  the  initial   annual  report  of  the
Nicholas-Applegate Convertible & Income Fund II (the "Fund") for the period July 31, 2003 (commencement of operations) through June 30, 2004.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, please contact your financial advisor or call our shareholder services area at 1-800-331-1710. Please note that a wide range of information and resources can be accessed through our Web site, www.pimcoadvisors.com.

Together with PA Fund Management LLC, the Fund's investment manager and Nicholas-Applegate Capital Management LLC, the Fund's sub-adviser, I thank you for investing with us. We remain dedicated to serving your investment needs.

Sincerely,



/s/ Brian S. Shlissel

Brian S. Shlissel
PRESIDENT, CHIEF EXECUTIVE OFFICER




     | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 1

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
PERFORMANCE SUMMARY AND STATISTICS
June 30, 2004 (unaudited)
--------------------------------------------------------------------------------

SYMBOL:                    PRIMARY INVESTMENTS:             INCEPTION DATE:
NCZ                        At least 50% of total assets     July 31, 2003
                           in convertible securities.
OBJECTIVE:                                                  TOTAL NET ASSETS(1):
To provide total return                                     $1,360.8 million
through a combination
of capital appreciation                                     PORTFOLIO MANAGER:
and high current income.                                    Douglas Forsyth



TOTAL RETURN(2):                                    Market Price          NAV
--------------------------------------------------------------------------------
Commencement of Operations (7/31/03) to 6/30/04     1.88%                 15.19%



COMMON SHARE PRICE PERFORMANCE:       MARKET PRICE/NET ASSETVALUE:
Commencement of Operations            ------------------------------------------
  (7/31/03) to 6/30/04                Market Price                     $14.05
                                      Net Asset Value                  $15.18
                                      Dividend Yield(3)                 9.88%
                                      Discount to Net Asset Value       7.44%


         [The data below represent a line chart in the printed report.]

         NAV      MARKET PRICE
         ---      ------------
7/31/03  14.3     15
         14.96    15.01
         14.17    15.01
         14.1     15
         14.4     15
         14.61    15
         14.7     15.01
         14.73    14.39
         14.84    14.61
         14.59    14.3
         14.75    14.7
         14.87    14.56
         14.9     14.73
         14.76    14.7
         14.97    14.87
         15.11    15
         14.92    14.94
         14.81    14.89
         15.15    14.85
         15.24    15.23
         15.19    15.27
         15.33    15.13
         15.37    15.22
         15.48    15.58
         15.98    15.86
         16.03    15.63
         16.11    15.5
         15.79    15.55
         15.65    15.81
         15.67    15.65
         15.55    15.36
         15.55    15.43
         15.75    15.73
         15.37    15.44
         15.22    15.17
         15.21    15.41
         15.62    15.67
         15.68    15.28
         15.39    14.67
         15.58    14.28
         15.16    14.49
         14.92    13.57
         14.41    13.44
         14.56    13.71
         14.9     14.27
         14.88    14.26
         14.91    14.24
         14.98    13.95
         15.14    13.9
6/30/04  15.18    14.05


(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Total return is determined by subtracting the initial investment from the value at the end of the period and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Dividend Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at June 30, 2004.


2 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
June 30, 2004
--------------------------------------------------------------------------------

    Principal
     Amount                                                                      Credit Rating
      (000)                                                                     (Moody's/S&P)*          Value
====================================================================================================================
 CORPORATE BONDS & NOTES--45.4%
--------------------------------------------------------------------------------------------------------------------
                    ADVERTISING--0.9%
     $10,000        RH Donnelley Financial Corp., 10.875%, 12/15/12                  B2/B+           $ 11,600,000
                                                                                                     ===============
                    AIRLINES--1.3%
      20,065        Northwest Airlines Corp., 6.625%-10.00%, 2/1/09-5/15/23         Caa1/B-            17,996,200
                                                                                                     ===============
                    APPAREL--0.2%
       1,500        Oxford Industries, Inc., 8.875%, 6/1/11
                        (acquired 4/26/04, cost-$1,608,659) (a)                      B2/B               1,582,500
       1,275        Phillips-Van Heusen Corp., 8.125%, 5/1/13                       B2/BB-              1,329,188
                                                                                                     ---------------
                                                                                                        2,911,688
                                                                                                     ===============
                    AUTOMOTIVE--1.3%
       3,725        Collins & Aikman Products Inc., 11.50%, 4/15/06                  B3/B-              3,669,125
       5,860        Collins & Aikman Products Inc., 10.75%, 12/31/11                 B2/B-              5,889,300
       6,460        HLI Operating Co Inc., 10.50%, 6/15/10                           B1/B+              7,267,500
                                                                                                     ---------------
                                                                                                       16,825,925
                                                                                                     ===============
                    BUILDING & CONSTRUCTION--0.4%
       5,750        US Concrete Inc., 8.375%, 4/1/14
                        (acquired 3/26/04, cost-$5,793,881) (a)                      B3/B-              5,735,625
                                                                                                     ===============
                    CHEMICALS--1.9%
       9,985        Huntsman LLC, 11.625%, 10/15/10                                  B2/B              11,033,425
       4,315        Lyondell Chemical Corp., 10.875%, 5/1/09                         B3/B-              4,509,175
       9,345        Polyone Corp., 10.625%, 5/15/10                                  B3/B+              9,905,700
                                                                                                     ---------------
                                                                                                       25,448,300
                                                                                                     ===============
                    COMMERCIAL SERVICES--0.9%
       2,025        United Rentals North America, Inc., 7.00%, 2/15/14               B2/B+              1,812,375
       9,500        Xerox Corp., 9.75%, 1/15/09                                      B1/B+             10,806,250
                                                                                                     ---------------
                                                                                                       12,618,625
                                                                                                     ===============
                    CONSUMER PRODUCTS--1.0%
       8,750        Central Garden & Pet Co., 9.125%, 2/1/13                         B2/B+              9,493,750
       3,160        Jarden Corp., 9.75%, 5/1/12                                      B2/B-              3,436,500
                                                                                                     ---------------
                                                                                                       12,930,250
                                                                                                     ===============
                    ELECTRONICS--1.4%
       3,000        Imax Corp., 9.625%, 12/1/10
                        (acquired 5/13/04, cost-$2,726,470) (a)                      B3/B-              2,812,500
       8,510        Sanmina-SCI Corp., 10.375%, 1/15/10                             Ba2/BB-             9,743,950
       4,500        Seitel Inc., 11.75%, 7/15/11
                        (acquired 6/28/04, cost-$4,395,375) (a)                      B3/B-              4,500,000
       1,750        Stoneridge Inc., 11.50%, 5/1/12                                  B1/B+              2,060,625
                                                                                                     ---------------
                                                                                                       19,117,075
                                                                                                     ===============
                    ENERGY--1.1%
      10,505        Reliant Resources, Inc., 9.50%, 7/15/13                          B1/B              11,319,138
       4,000        Sierra Pacific Resources, Inc., 8.625%, 3/15/14
                        (acquired 3/16/04, cost-$4,000,000) (a)                      B2/B-              3,900,000
                                                                                                     ---------------
                                                                                                       15,219,138
                                                                                                     ===============
                    ENTERTAINMENT--0.7%
       7,940        Alliance Atlantis Communications, Inc., 13.00%, 12/15/09         B1/B               8,734,000
                                                                                                     ===============

     | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 3

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
June 30, 2004
--------------------------------------------------------------------------------------------------------------------
    Principal
     Amount                                                                      Credit Rating
      (000)                                                                     (Moody's/S&P)*          Value
====================================================================================================================
                    FINANCIAL SERVICES--3.0%
     $ 3,750        Alamosa Delaware Inc., 11.00%, 7/31/10                         Caa1/CCC           $ 4,087,500
       4,692        Finova Group Inc., 7.50%, 11/15/09                               NR/NR              2,568,810
      33,980        TRAC-X North America, 10.125%, 3/25/09
                        (acquired 12/3/03, cost-$14,137,275) (a) (c)                 NR/NR             33,172,975
                                                                                                     ---------------
                                                                                                       39,829,285
                                                                                                     ===============
                    FOOD SERVICES--0.9%
      10,625        Pilgrim's Pride Corp., 9.25%-9.625%, 9/15/11-11/15/13           B1/BB-             11,650,625
                                                                                                     ===============
                    HEALTHCARE--0.6%
         605        Hanger Orthopedic Group, 10.375%, 2/15/09                        B2/B-                618,613
       6,500        Select Medical Corp., 9.50%, 6/15/09                             B2/B               6,955,000
                                                                                                     ---------------
                                                                                                        7,573,613
                                                                                                     ===============
                    HOME BUILDERS--1.4%
      11,500        Ryland Group, Inc., 9.125%, 6/15/11                             Ba2/BB+            12,650,000
       5,000        Standard-Pacific Corp., 9.50%, 9/15/10                          Ba2/BB              5,487,500
                                                                                                     ---------------
                                                                                                       18,137,500
                                                                                                     ===============
                    HOTELS/GAMING--2.4%
      11,080        Mandalay Resort Group, Inc., 10.25%, 8/1/07                     Ba3/BB-            12,298,800
      11,000        Penn National Gaming, Inc., 11.125%, 3/1/08                      B2/B              12,100,000
       6,688        Wynn Resorts Ltd., 12.00%, 11/1/10                              B3/CCC+             8,008,880
                                                                                                     ---------------
                                                                                                       32,407,680
                                                                                                     ===============
                    LEISURE--2.0%
      12,930        Bally Total Fitness Holdings Corp., 9.875%, 10/15/07, Ser. D     B3/B-             11,022,825
       6,500        Equinox Holdings Inc., 9.00%, 12/15/09
                        (acquired 2/24/04, cost-$6,781,056) (a)                      B3/B-              6,467,500
       8,825        Royal Caribbean Cruises, Inc., 8.75%, 02/2/11                   Ba2/BB+             9,773,688
                                                                                                     ---------------
                                                                                                       27,264,013
                                                                                                     ===============
                    MANUFACTURING--1.5%
      10,200        Case New Holland Inc., 9.25%, 8/1/11
                       (acquired 9/29/03, cost-$11,210,618) (a)                     Ba3/BB-            10,710,000
       9,000        Lyondell Chemical Co., 9.625%, 5/1/07, Ser. A                    B1/B+              9,405,000
                                                                                                     ---------------
                                                                                                       20,115,000
                                                                                                     ===============
                    METALS & MINING--0.7%
       9,685        AK Steel Corp., 7.875%, 2/15/09                                  B3/B+              9,055,475
                                                                                                     ===============
                    MULTI-MEDIA--3.2%
       4,500        Cablevision Systems Corp., 8.00%, 4/15/12
                        (acquired 3/30/04, cost-$11,210,618) (a)                     B3/B+              4,432,500
      12,000        Charter Communications, Inc., 10.75%, 10/1/09                   Ca/CCC-            10,080,000
      10,000        Echostar DBS Corp., 10.375%, 10/1/07                            Ba3/BB-            10,687,500
       2,470        Lodgenet Entertainment Corp., 9.50%, 6/15/13                     B3/B-              2,698,475
       8,260        Spanish Broadcasting System., 9.625%, 11/1/09                  Caa1/CCC+            8,714,300
       4,967        XM Satellite Radio Holdings, Inc., 12.00%, 6/15/10             Caa1/CCC+            5,693,424
                                                                                                     ---------------
                                                                                                       42,306,199
                                                                                                     ===============

4 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
June 30, 2004
--------------------------------------------------------------------------------------------------------------------
    Principal
     Amount                                                                      Credit Rating
      (000)                                                                     (Moody's/S&P)*          Value
====================================================================================================================
                    OIL & GAS--1.8%
     $10,000        Petroleum Geo-Services ASA, 10.00%, 11/5/10                      NR/NR           $ 10,350,000
      12,240        Sonat, Inc., 7.625%, 7/15/11                                   Caa1/CCC+           10,924,200
       3,000        Whiting Petroleum Corp., 7.25%, 5/1/12
                        (acquired 5/5/04, cost-$2,978,062) (a)                       B2/B-              2,970,000
                                                                                                     ---------------
                                                                                                       24,244,200
                                                                                                     ===============
                    OFFICE FURNISHINGS--0.3%
       3,894        Tempur-Pedic Inc., 10.25%, 8/15/10
                        (acquired 8/8/03, cost-$6,016,250) (b)                       B2/B-              4,390,485
                                                                                                     ===============
                    PAPER PRODUCTS--1.4%
       6,175        Buckeye Technologies Inc., 9.25%, 9/15/08
                        (acquired 3/19/04, cost-$6,211,646) (b)                     Caa1/B              6,113,250
      11,250        Georgia-Pacific Corp., 9.375%, 2/1/13                           Ba2/BB+            12,881,250
                                                                                                     ---------------
                                                                                                       18,994,500
                                                                                                     ===============
                    PHARMACEUTICALS--0.3%
       3,250        Leiner Health Products Inc., 11.00%, 6/1/12
                        (acquired 5/25/04, cost-$3,355,625) (a)                     B3/CCC+             3,355,625
                                                                                                     ===============
                    RECYCLING--0.5%
       5,855        Imco Recycling Inc., 10.375%, 10/15/10                           B3/B-              6,323,400
                                                                                                     ===============
                    RETAIL--2.8%
       3,400        Friendly Ice Cream Corp., 8.375%, 6/15/12
                        (acquired 6/17/04, cost-$3,299,494) (a)                      B2/B-              3,298,000
       3,405        Hollywood Entertainment Corp., 9.625%, 3/15/11                   B3/B-              3,915,750
       7,220        Michaels Stores, Inc., 9.25%, 7/1/09                            Ba1/BB+             7,905,900
       3,345        Mothers Work Inc., 11.25%, 8/1/10                                B3/B+              3,403,538
      13,000        Rite Aid Corp., 11.25%, 7/1/08                                  Caa1/B-            14,332,500
       3,400        United Auto Group Inc., 9.625%, 3/15/12                          B3/B               3,723,000
                                                                                                     ---------------
                                                                                                       36,578,688
                                                                                                     ===============
                    SEMI-CONDUCTORS--1.4%
      12,970        Amkor Technology, Inc., 10.50%, 5/1/09                          B3/CCC+            13,618,500
       4,515        Fairchild Semiconductor International, Inc., 10.50%, 2/1/09      B2/B               4,910,069
                                                                                                     ---------------
                                                                                                       18,528,569
                                                                                                     ===============
                    TELECOMMUNICATIONS--7.3%
      12,110        American Tower Corp., 9.375%, 2/1/09                           Caa1/CCC            12,927,425
      12,525        Crown Castle International, Inc., 10.75%, 8/1/11                B3/CCC             14,028,000
      11,305        Millicom International Cellular, 10.00%, 12/1/13
                        (acquired 11/19/03, cost-$2,500,000) (a)                     B3/B-             11,474,575
      11,625        Nextel Communications, Inc., 9.375%, 11/15/09                   Ba3/BB             12,424,219
       5,250        Primus Telecommunications Group, Inc., 8.00%, 1/15/14           B3/CCC              4,646,250
       7,000        Primus Telecommunications Group, Inc., 12.75%, 10/15/09        Caa2/CCC             7,525,000
      13,100        SBA Communications Corp., 10.25%, 2/1/09                       Caa2/CCC-           13,427,500
      12,200        Time Warner Telecom, Inc., 10.125%, 2/1/11                      B3/CCC+            11,102,000
      11,790        Triton PCS, Inc., 9.375%, 2/1/11                                 B3/B-             10,080,450
                                                                                                     ---------------
                                                                                                       97,635,419
                                                                                                     ===============

     | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 5

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
June 30, 2004
--------------------------------------------------------------------------------------------------------------------
    Principal
     Amount                                                                      Credit Rating
      (000)                                                                     (Moody's/S&P)*          Value
====================================================================================================================
                    TEXTILES--0.8%
     $ 4,625        Interface Inc., 9.50%, 11/15/05
                        (acquired 1/26/04, cost-$4,625,000) (a)                    Caa3/CCC          $  4,601,875
       5,625        Interface, Inc., 10.375%, 2/01/10                               Caa1/B-             6,271,875
                                                                                                     ---------------
                                                                                                       10,873,750
                                                                                                     ===============
                    UTILITIES--1.0%
      12,000        AES CORP., 9.50%, 6/1/09                                         B2/B-             12,825,000
                                                                                                     ===============
                    WASTE MANAGEMENT--1.0%
      12,000        Allied Waste, Inc., 10.00%, 8/1/09, Ser. B                       B3/B+             12,675,000
                                                                                                     ===============

                    Total Corporate Bonds & Notes (cost-$606,581,929)                                 603,900,852
                                                                                                     ===============

--------------------------------------------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES--27.5%
--------------------------------------------------------------------------------------------------------------------
                    AIRLINES--0.9%
      16,300        Continental Airlines Inc., 4.50%, 2/1/07                       Caa2/CCC+           11,756,375
                                                                                                     ===============
                    AEROSPACE--2.5%
      14,425        GenCorp Inc., 5.75%, 4/15/07                                     B3/B              15,290,500
      14,300        L-3 Communications Holdings, Inc., 4.00%, 9/15/11               Ba3/BB-            17,910,750
                                                                                                     ---------------
                                                                                                       33,201,250
                                                                                                     ===============
                    AUTOMOTIVE--0.2%
       2,450        Sonic Automotive Inc., 5.25%, 5/7/09                             B3/B+              2,385,688
                                                                                                     ===============
                    BUSINESS SERVICES--0.4%
       5,125        Bowne & Co., Inc., 5.00%, 10/1/33                               Caa1/B-             5,823,281
                                                                                                     ===============
                    COMMERCIAL SERVICES--1.1%
      14,040        Quebecor World Color Press, Inc., 6.00%, 10/1/07                Ba1/BB+            14,461,200
                                                                                                     ===============
                    DIVERSIFIED MANUFACTURING--1.3%
      10,625        Tyco International Group SA, 3.125%, 1/15/23                   Baa3/BBB            17,252,344
                                                                                                     ===============
                    ELECTRONICS--2.4%
       7,500        Agilent Technologies Inc., 3.00%, 12/1/21                       Ba2/BB              7,931,250
       7,900        Artesyn Technologies, Inc., 5.50%, 8/15/10                       NR/NR             11,277,250
      12,300        Cymer, Inc., 3.50%, 2/15/09                                      NR/B-             12,576,750
                                                                                                     ---------------
                                                                                                       31,785,250
                                                                                                     ===============
                    INTERNET--2.2%
      13,116        E*Trade Group Inc., 6.00%, 2/1/07                                NR/B-             13,493,085
       6,140        Symantec Corp., 3.00%, 11/1/06                                   NR/B              15,795,150
                                                                                                     ---------------
                                                                                                       29,288,235
                                                                                                     ===============
                    PHARMACEUTICALS--0.5%
       2,290        Ligand Pharmaceutical Inc., 6.00%, 11/16/07                      NR/NR              6,609,513
                                                                                                     ===============
                    MULTI-MEDIA--2.9%
      14,500        Charter Communications, Inc., 5.75%, 10/15/05                   Ca/CCC-            13,901,875
      12,000        Echostar Communications Corp., 5.75%, 5/15/08                    B2/B              12,405,000
      13,000        Liberty Media Corp., 3.25%, 3/15/31                            Baa3/BBB-           11,700,000
                                                                                                     ---------------
                                                                                                       38,006,875
                                                                                                     ===============
                    OIL & GAS--0.9%
       7,585        St. Mary Land & Exploration Corp., 5.75%, 3/15/22                NR/NR             11,946,375
                                                                                                     ===============
                    REAL ESTATE--1.0%
      13,000        EOP Operating LP, 7.25%, 11/15/08                              Baa1/BBB+           13,308,750
                                                                                                     ===============

6 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
June 30, 2004
--------------------------------------------------------------------------------------------------------------------
    Principal
     Amount                                                                      Credit Rating
      (000)                                                                     (Moody's/S&P)*          Value
====================================================================================================================
                    RETAIL--3.6%
     $10,500        Gap, Inc., 5.75%, 3/15/09                                       Ba2/BB+          $ 16,380,000
       5,200        Guitar Center, Inc., 4.00%, 7/15/13                              B1/B+              7,436,000
      12,500        J.C.Penney Corp., 5.00%, 10/15/08                               B1/BB-             16,781,250
       6,350        The Pep Boys Inc., 4.25%, 6/1/07                                B1/BB-              7,794,625
                                                                                                     ---------------
                                                                                                       48,391,875
                                                                                                     ===============
                    SEMI-CONDUCTORS--1.0%
      14,300        Amkor Technology, Inc., 5.00%, 3/15/07                          B3/CCC+            13,406,250
                                                                                                     ===============
                    SOFTWARE--3.9%
       9,350        Acxiom Corp, 3.75%, 2/15/09                                     Ba3/BB-            13,101,688
      10,300        Computer Associates International, Inc., 5.00%, 3/15/07        Baa1/BBB-           12,772,000
      11,500        HNC Software, Inc., 5.25%, 9/1/08                                NR/NR             12,103,750
      12,500        Network Associates, Inc., 5.25%, 8/15/06                         NR/NR             13,406,250
                                                                                                     ---------------
                                                                                                       51,383,688
                                                                                                     ===============
                    TELECOMMUNICATIONS--2.7%
      14,250        American Tower Corp., 5.00%, 2/15/10                           Caa1/CCC            14,071,875
       9,500        Crown Castle International, Inc., 4.00%, 7/15/10                NR/CCC             15,188,125
       7,040        Nortel Networks Corp., 4.25%, 9/1/08                             B3/B-              6,776,000
                                                                                                     ---------------
                                                                                                       36,036,000
                                                                                                     ===============

                    Total Convertible Bonds & Notes (cost-$344,216,264)                               365,042,949
                                                                                                     ===============

--------------------------------------------------------------------------------------------------------------------
 CONVERTIBLE PREFERRED STOCK-- 25.3%
--------------------------------------------------------------------------------------------------------------------
     Shares
      (000)
     ------         AEROSPACE--1.0%
         130        Northrop Grumman Corp., 7.25%, 11/16/04                          NR/NR             13,821,600
                                                                                                     ===============
                    AUTOMOTIVE--2.3%
         260        Ford Motor Co Capital Trust II., 6.50%, 1/15/32                 Baa2/BB            14,237,600
         534        General Motors Corp., Ser. C, 6.25%, 7/15/33                   Baa1/BBB            15,512,732
                                                                                                     ---------------
                                                                                                       29,750,332
                                                                                                     ===============
                    BANKING--0.9%
         231        Washington Mutual, Inc., 5.375%, 5/3/41                        Baa1/BBB            12,443,970
                                                                                                     ===============
                    COMMERCIAL SERVICES--3.1%
         287        Cendant Corp., 7.75%, 8/17/04                                   WR/BBB             14,566,110
         310        United Rentals, Inc., 6.50%, 8/1/28                              B3/B              13,640,000
         167        Xerox Corp., 7.50%, 11/27/21
                        (acquired 8/1/03, cost-$11,007,759) (a)                      B3/B-             13,560,038
                                                                                                     ---------------
                                                                                                       41,766,148
                                                                                                     ===============
                    FINANCIAL SERVICES--2.3%
         293        Capital One Financial Corp., 6.25%, 5/17/05                    Baa3/BB+            14,787,747
         225        Prudential Financial, Inc., 6.75%, 11/15/04                      A3/A-             15,734,250
                                                                                                     ---------------
                                                                                                       30,521,997
                                                                                                     ===============
                    HEALTHCARE--1.2%
         158        Anthem, Inc., 6.00%, 11/15/04                                   NR/BBB-            16,176,825
                                                                                                     ===============
                    INSURANCE--2.1%
         472        Platinum Underwriters Holdings, Ltd., 7.00%, 11/16/05            NR/NR             14,383,800
         520        XL Capital Ltd., 6.50%, 5/15/07                                  A2/A              13,202,800
                                                                                                     ---------------
                                                                                                       27,586,600
                                                                                                     ===============

     | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 7

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II SCHEDULE OF INVESTMENTS
June 30, 2004
--------------------------------------------------------------------------------------------------------------------
     Shares                                                                      Credit Rating
      (000)                                                                     (Moody's/S&P)*          Value
====================================================================================================================
                    METALS & MINING--2.5%
         190        Arch Coal, 5.00%, 12/31/49                                       B2/B+          $  18,092,261
         129        U.S. Steel Corp. 7%, 6/15/06 Ser B                               NR/B-             15,120,694
                                                                                                    ----------------
                                                                                                       33,212,955
                                                                                                    ================
                    MULTI-MEDIA--0.8%
         518        Equity Securities Trust I, 6.50%, 11/15/04                       NR/NR             10,773,183
                                                                                                    ================
                    OIL & GAS--2.4%
         209        Amerada Hess Corp., 7.00%, 12/1/06                              Ba3/BB             15,120,315
         211        Chesapeake Energy Corp., 6.00%, 12/31/49                         B3/B-             16,393,624
                                                                                                    ----------------
                                                                                                       31,513,939
                                                                                                    ================
                    RETAIL--0.2%
         100        Albertson's Inc., 7.25%, 5/16/07                               Baa2/BBB             2,769,000
                                                                                                    ================
                    TELECOMMUNICATIONS--2.3%
          23        Corning, Inc., 7.00%, 8/16/05                                   B1/BB-             15,288,735
       1,567        Sprint Corp. (FON Group), 7.125%, 8/17/04                        NR/NR             14,790,120
                                                                                                    ----------------
                                                                                                       30,078,855
                                                                                                    ================
                    UTILITIES--4.2%
         132        AES Trust III, 6.75%, 10/15/29                                 Caa2/CCC+            5,539,300
         303        FPL Group Inc., 8.00%, 2/16/06                                   NR/A-             16,599,209
         565        PMI Group, Inc., 5.875%, 11/15/06                                A1/A              15,594,000
         392        TXU Corp., 8.75%, 11/16/05                                       NR/NR             18,665,630
                                                                                                    ----------------
                                                                                                       56,398,139
                                                                                                    ================

                    Total Convertible Preferred Stock (cost-$301,233,929)                             336,813,543
                                                                                                    ================

--------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT SECURITIES--1.8%
--------------------------------------------------------------------------------------------------------------------

    Principal
     Amount
      (000)
    ---------       United States Treasury Notes,
     $22,000        9.375%-10.75%, 8/15/05-2/15/06, (cost-$24,411,776)                                 24,261,964
                                                                                                    ================

                    TOTAL INVESTMENTS (cost-$1,276,443,898+)--100%                                  $1,330,019,308
                                                                                                    ================


--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

*    UNAUDITED

+ The cost basis of portfolio securities for federal income tax purposes is $1,282,325,008. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $76,852,069; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $29,157,769; net unrealized appreciation for federal income tax purposes is $47,694,300.

(a) 144A Security -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional investors.

(b) Private Placement. Restricted as to resale and may not have a readily available market.

(c)  Credit-linked trust certificate.

GLOSSARY:

NR -- Not Rated

WR -- Withdrawn Rating
================================================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

8 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
================================================================================
ASSETS:
Investments, at value (cost-$1,276,443,898)                      $1,330,019,308
--------------------------------------------------------------   ---------------
Cash                                                                 21,218,140
--------------------------------------------------------------   ---------------
Interest and dividends receivable                                    21,016,659
--------------------------------------------------------------   ---------------
Receivable for investments sold                                       9,474,168
--------------------------------------------------------------   ---------------
Interest rate cap premium paid                                        4,936,375
--------------------------------------------------------------   ---------------
Unrealized appreciation on interest rate cap                          2,019,747
--------------------------------------------------------------   ---------------
Prepaid expenses                                                         56,371
--------------------------------------------------------------   ---------------
  Total Assets                                                    1,388,740,768
==============================================================   ===============

LIABILITIES:
Payable for investments purchased                                    20,396,269
--------------------------------------------------------------   ---------------
Dividends payable to common and preferred shareholders                6,595,703
--------------------------------------------------------------   ---------------
Investment management fees payable                                      776,016
--------------------------------------------------------------   ---------------
Accrued expenses                                                        189,559
--------------------------------------------------------------   ---------------
  Total Liabilities                                                  27,957,547
--------------------------------------------------------------   ---------------
PREFERRED SHARES ($0.00001 PAR VALUE; $25,000 NET ASSET AND
  LIQUIDATION VALUE PER SHARE APPLICABLE TO 20,200 SHARES
  ISSUED AND OUTSTANDING)                                           505,000,000
--------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $  855,783,221
==============================================================   ===============

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock:
  Par value ($0.00001 per share applicable to 56,364,367 shares
  issued and outstanding)                                        $          564
--------------------------------------------------------------   ---------------
  Paid-in-capital in excess of par                                  800,497,381
--------------------------------------------------------------   ---------------
Undistributed net investment income                                   2,968,466
--------------------------------------------------------------   ---------------
Net realized gain on investments                                     (3,278,347)
--------------------------------------------------------------   ---------------
Net unrealized appreciation of investments and
  interest rate cap                                                  55,595,157
--------------------------------------------------------------   ---------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     $  855,783,221
==============================================================   ===============
NET ASSET VALUE PER COMMON SHARE                                 $        15.18
==============================================================   ===============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
     | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 9

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II STATEMENT OF OPERATIONS
For the period July 31, 2003* through June 30, 2004
================================================================================
INVESTMENT INCOME:
Interest                                                           $  60,544,192
--------------------------------------------------------------     -------------
Dividends                                                             18,189,590
--------------------------------------------------------------     -------------
  Total Investment Income                                             78,733,782
==============================================================     =============

EXPENSES:
Investment management fees                                            8,129,447
--------------------------------------------------------------     -------------
Auction agent fees and commissions                                      974,523
--------------------------------------------------------------     -------------
Custodian and accounting agent fees                                     161,888
--------------------------------------------------------------     -------------
Shareholder reports                                                      71,920
--------------------------------------------------------------     -------------
Audit and tax services                                                   67,352
--------------------------------------------------------------     -------------
Trustees' fees and expenses                                              40,352
--------------------------------------------------------------     -------------
Organizational expenses                                                  25,000
--------------------------------------------------------------     -------------
New York Stock Exchange listing fees                                     24,966
--------------------------------------------------------------     -------------
Transfer agent fees                                                      24,632
--------------------------------------------------------------     -------------
Legal fees                                                               20,256
--------------------------------------------------------------     -------------
Insurance expense                                                         8,177
--------------------------------------------------------------     -------------
Investor relations                                                        6,840
--------------------------------------------------------------     -------------
Miscellaneous                                                             2,080
--------------------------------------------------------------     -------------
  Total expenses                                                      9,557,433
--------------------------------------------------------------     -------------

NET INVESTMENT INCOME                                                69,176,349
==============================================================     =============

REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                      6,708,496
--------------------------------------------------------------     -------------
Net unrealized appreciation of investments and interest rate cap     55,595,157
--------------------------------------------------------------     -------------
Net realized and unrealized gain                                     62,303,653
--------------------------------------------------------------     -------------
NET INCREASE IN NET ASSETS RESULTING FROM INVESTMENT OPERATIONS     131,480,002
==============================================================     =============
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME             (4,538,086)
--------------------------------------------------------------     -------------
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
RESULTING FROM INVESTMENT OPERATIONS                               $126,941,916
==============================================================     =============

* Commencement of operations


10 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

                                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

NICHOLAS-APPLEGATE
CONVERTIBLE & INCOME FUND II                  STATEMENT OF CHANGES IN NET ASSETS
                                               APPLICABLE TO COMMON SHAREHOLDERS

For the period July 31, 2003* through June 30, 2004
================================================================================
INVESTMENT OPERATIONS:
Net investment income                                              $ 69,176,349
--------------------------------------------------------------     -------------
Net realized gain on investments                                      6,708,496
--------------------------------------------------------------     -------------
Net unrealized appreciation on investments and interest rate cap     55,595,157
--------------------------------------------------------------     -------------
Net increase in net assets resulting from investment operations     131,480,002
==============================================================     =============

DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME             (4,538,086)
==============================================================     =============
Net increase in net assets applicable to common shareholders
  resulting from investment operations                              126,941,916
--------------------------------------------------------------     -------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                               (69,866,227)
--------------------------------------------------------------     -------------
Net realized gains                                                   (1,815,413)
--------------------------------------------------------------     -------------
Total dividends and distributions to common shareholders            (71,681,640)
==============================================================     =============

CAPITAL SHARE TRANSACTIONS:
Net proceeds from the sale of common stock                          805,781,250
--------------------------------------------------------------     -------------
Preferred shares underwriting discount charged to paid-in
  capital in excess of par                                           (5,050,000)
--------------------------------------------------------------     -------------
Common stock and preferred shares offering costs charged to
  paid-in capital in excess of par                                   (1,977,092)
--------------------------------------------------------------     -------------
Reinvestment of dividends and distributions                           1,668,784
--------------------------------------------------------------     -------------
Net increase from capital share transactions                        800,422,942
--------------------------------------------------------------     -------------
Total increase in net assets applicable to common shareholders      855,683,218
==============================================================     =============

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                     100,003
--------------------------------------------------------------     -------------
End of period (including undistributed
  net investment income of $2,968,466)                             $855,783,221
==============================================================     =============

COMMON SHARES ISSUED AND REINVESTED:
Issued                                                               56,250,000
--------------------------------------------------------------     -------------
Issued in reinvestment of dividends and distributions                   107,386
--------------------------------------------------------------     -------------
NET INCREASE                                                         56,357,386
==============================================================     =============

* Commencement of operations

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
    | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 11

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS
June 30, 2004
================================================================================


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Nicholas-Applegate Convertible & Income Fund II (the "Fund") was organized as a Massachusetts business trust on April 22, 2003. Prior to commencing operations on July 31, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003 to Allianz Dresdner Asset Management of America, L.P. ("ADAM"). PA Fund Management LLC (the "Investment Manager"), formerly PIMCO Advisors Fund
Management LLC. serves as the Fund's investment manager and is an indirect wholly-owned subsidiary of ADAM. ADAM is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund's investment objective is to provide total return through a combination of capital appreciation and high current income. The Fund attempts to achieve this objective by investing in a portfolio of convertible securities and non-convertible income-producing securities.

The Fund issued 55,000,000 shares of common stock in its initial public offering. An additional 1,250,000 shares were issued in connection with the exercise of the underwriters' over-allotment option. These shares were all issued at $15.00 per share before an underwriting discount of $0.675 per share. Common offering costs of $1,382,275 (representing $0.025 per share) were offset against the proceeds of the offering and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common offering costs (other than the sales load) and organizational expenses exceeding $0.03 per share. Because aggregate offering costs and organizational expenses were less than $0.03 per common share, organizational expenses of $25,000 were expensed in the current period. In addition, the underwriters commission and offering costs associated with the issuance of Preferred Shares in the amounts of $5,050,000 and $594,817, respectively, have been charged to paid-in-capital in excess of par.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(A) VALUATION OF INVESTMENTS

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. The Fund's investments are valued daily by an independent pricing service approved by the Board of Trustees, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair valued pursuant to guidelines established by the Board of Trustees. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

12 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS
June 30, 2004
================================================================================

(D) DIVIDENDS AND DISTRIBUTIONS--COMMON STOCK

The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book-tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent these dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes they are reported as dividends and/or distributions of paid-in capital in excess of par.

(E) CREDIT-LINKED TRUST CERTIFICATES

Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust's receipt of payments from, and the trust's potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(F) INTEREST RATE CAPS

In an interest rate cap, one party pays a fee while the other party pays the excess, if any, of a floating rate over a specified fixed rate. Interest rate caps are intended to manage the Fund's exposure to changes in short-term interest rates and hedge the Auction Preferred Shares. Owning interest rate caps reduces the Fund's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term rates, which the Fund experiences primarily in the form of leverage. The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate cap.

(G) CONCENTRATION OF RISK

It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock.

2. INVESTMENT MANAGER AND SUB-ADVISER

The Fund has entered into an Investment Management Agreement (the "Agreement") with the Investment Manager to serve as the Fund's Investment Manager. Subject to the supervision of the Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund's investment activities and its business affairs and administrative matters. Pursuant to the Agreement, the Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.70% of the Fund's average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). The Investment Manager has retained its affiliate, Nicholas-Applegate Capital Management LLC (the "Sub-Adviser"), to manage the Fund's investments. Subject to the supervision of the Investment Manager, the Sub-Advisor makes all the Fund's investment decisions.

3. INVESTMENT IN SECURITIES

For the period ended June 30, 2004, purchases and sales of investments, other than short-term securities, were $2,196,549,767 and $929,844,396, respectively.

(a) Interest rate cap agreements outstanding at June 30, 2004:

Counter-    Notional   Termination               Payments received   Unrealized
party        Amount        Date     Premium           by Fund       Appreciation
--------------------------------------------------------------------------------
UBS AG   $505,000,000   1/15/2006  $4,936,375   1 month LIBOR-BBA    $2,019,747
                                               over 2% strike price

    | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 13

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS
June 30, 2004
================================================================================


4. INCOME TAX INFORMATION

The tax character of dividends and distributions paid for the period July 31, 2003 (commencement of operations) through June 30, 2004 of $76,219,726 was comprised entirely of ordinary income.

At June 30, 2004 the tax character of distributable earnings of $4,442,368 was comprised entirely of ordinary income.

5. AUCTION PREFERRED SHARES

The Fund has issued 4,040 shares of Preferred Shares Series A, 4,040 shares of Preferred Shares Series B, 4,040 shares of Preferred Shares Series C, 4,040 shares of Preferred Shares Series D, and 4,040 shares of Preferred Shares Series E each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends  are  accumulated   daily  at  an  annual  rate  set  through  auction
procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended June 30, 2004, the annualized dividend rate ranged from:

                                           High           Low       At 6/30/04
--------------------------------------------------------------------------------
Series A                                   1.55%         1.05%         1.55%
Series B                                   1.62%         1.03%         1.62%
Series C                                   1.49%         0.95%         1.35%
Series D                                   1.49%         1.04%         1.49%
Series E                                   1.55%         1.00%         1.55%

The Fund is subject to certain  limitations  and  restrictions  while  preferred shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

6. SUBSEQUENT COMMON DIVIDEND DECLARATIONS

On July 1, 2004, a dividend of $0.115625 per share was declared to common shareholders payable August 2, 2004 to shareholders of record on July 16, 2004.

On August 2, 2004, a dividend of $0.115625 per share was declared to common shareholders payable September 1, 2004 to shareholders of record on August 13, 2004.

7. LEGAL PROCEEDINGS

On May 6, 2004, the Securities & Exchange Commission (the "Commission") filed a complaint in the U.S. District Court in the Southern District of New York alleging that the Investment Manager, certain of its affiliates and their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies advised by the Investment Manager. The complaint seeks injunctive relief, disgorgement plus pre-judgment interest, monetary penalties, and an order permanently enjoining the defendants from serving as investment advisers, principal underwriters, officers, directors, or members of any advisory boards to any registered investment companies. The Investment Manager and its applicable affiliates are in settlement discussions with the Commission staff with respect to the Commission's complaint discussed above.

The above complaint does not allege that any inappropriate activity took place with respect to the Fund and the Fund is not named in the complaint.

On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the "New Jersey Settlement") with ADAM and certain other affiliates of the Investment Manager, in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. In the New Jersey Settlement, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the New Jersey Settlement alleged, among other things, that ADAM and the other affiliates had failed to disclose that they improperly allowed certain hedge funds to engage in "market timing" in certain open-end investment companies advised or sub-advised by the Investment

14 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    NOTES TO FINANCIAL STATEMENTS
June 30, 2004
================================================================================


Manager and certain of its affiliates. The complaint sought injunctive relief, civil monetary penalties, restitution and disgorgement of profits.

In November 2003, the Commission settled an enforcement action against an unaffiliated broker-dealer relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds and announced that it would be investigating mutual funds and their distributors generally with respect to compensation arrangements (sometimes called "revenue sharing") relating to the sale of mutual fund shares. In that connection, the Investment Manager, the Sub-Adviser and certain of their affiliates are under investigation by the Commission relating to revenue-sharing arrangements and the use of brokerage commissions to recognize brokers effecting sales of series of open-end investment companies advised by the Investment Manager, Sub-Adviser and certain of their affiliates. In addition, the Attorney General of the State of California has publicly announced an investigation into these funds' brokerage recognition and revenue-sharing arrangements. Settlement discussions with the Commission staff and the California Attorney General with respect to these matters are in process, and it is possible that in connection with any settlements, payments will be made to the funds involved.

Since February, 2004, the Investment Manager, Sub-Adviser, certain of their affiliates, other investment companies advised or sub-advised by the Investment Manager or the Sub-Adviser and their affiliates, and various other affiliates of the foregoing have been named as defendants in one or more of 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the applicable investment companies advised or sub-advised by the Investment Manager, Sub-Adviser and certain of their affiliates during specified periods or as derivative actions on behalf of such investment companies. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Fund, the Investment Adviser and the Sub-Adviser believe that other similar lawsuits may be filed in federal or state courts naming them and/or their affiliates and employees.

Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Sub-Adviser, ADAM and/or certain other affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser for any registered investment company, including the Fund. ADAM and certain of its subsidiaries have responded to an inquiry from the Commission concerning the status of the New Jersey Settlement under Section 9(a). The Investment Manager, ADAM and other relevant affiliates have determined that all those entities and their affiliates (including the Investment Manager and Sub-Adviser) will seek exemptive relief from the Commission under Section 9(c) of the Investment Company Act, although there is no assurance that such exemptive relief will be granted.

In addition, it is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund's shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager's or Sub-Adviser's ability to perform its respective investment advisory services relating to the Fund.

8. FUND CORPORATE CHANGES

On July 29, 2004, Stephen Treadway resigned as the Fund's Chairman.

    | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 15

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II   FINANCIAL HIGHLIGHTS

For a share of common stock outstanding for the period July 31, 2003* through June 30, 2004
================================================================================

Net asset value, beginning of period                                 $  14.33**
------------------------------------------------------------------   -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                    1.23
------------------------------------------------------------------   -----------
Net realized and unrealized gain on investments                          1.10
------------------------------------------------------------------   -----------
Total from investment operations                                         2.33
------------------------------------------------------------------   -----------
DIVIDENDS ON PREFERRED SHARES FROM NET INVESTMENT INCOME                (0.08)
------------------------------------------------------------------   -----------
Net increase in net assets applicable to common shareholders
  resulting from investment operations                                   2.25
------------------------------------------------------------------   -----------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                                 (1.24)
------------------------------------------------------------------   -----------
  Net realized gains                                                    (0.03)
------------------------------------------------------------------   -----------
Total dividends and distributions to common shareholders                (1.27)
------------------------------------------------------------------   -----------
CAPITAL SHARE TRANSACTIONS:
Common stock offering costs charged to paid-in capital in excess
  of par                                                                (0.03)
------------------------------------------------------------------   -----------
Preferred shares offering costs/underwriting discounts charged
  to paid-in capital in excess of par                                   (0.10)
------------------------------------------------------------------   -----------
Total capital share transactions                                        (0.13)
------------------------------------------------------------------   -----------
Net asset value, end of period                                       $  15.18
------------------------------------------------------------------   -----------
Market price, end of period                                          $  14.05
------------------------------------------------------------------   -----------
TOTAL INVESTMENT RETURN (1)                                              1.88%
------------------------------------------------------------------   -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)    $855,783
------------------------------------------------------------------   -----------
Ratio of expenses to average net assets (2)(3)                           1.23%
------------------------------------------------------------------   -----------
Ratio of net investment income to average net assets (2)(3)              8.87%
------------------------------------------------------------------   -----------
Preferred shares asset coverage per share                            $ 67,359
------------------------------------------------------------------   -----------
Portfolio turnover                                                         73%
------------------------------------------------------------------   -----------

*   Commencement of operations

** Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of the period and a sale at the current market price on the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2) Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3) Annualized


16 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE                              REPORT OF INDEPENDENT REGISTERED
CONVERTIBLE & INCOME FUND II                    PUBLIC ACCOUNTING FIRM
================================================================================


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets applicable to common shareholders and the financial highlights present fairly, in all material respects, the financial position of Nicholas-Applegate Convertible & Income Fund II (the "Fund") at June 30, 2004, and the results of its operations, the changes in its net assets applicable to common shareholders and the financial highlights for the period July 31, 2003 (commencement of operations) through June 30, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.




PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK
AUGUST 20, 2004

    | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 17

NICHOLAS-APPLEGATE                                  PRIVACY POLICY, PROXY VOTING
CONVERTIBLE & INCOME FUND II          POLICIES AND PROCEDURES, OTHER INFORMATION

(unaudited)
================================================================================

PRIVACY POLICY:

OUR COMMITMENT TO YOU

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

OBTAINING PERSONAL INFORMATION

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

RESPECTING YOUR PRIVACY

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

SHARING INFORMATION WITH THIRD PARTIES

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

SHARING INFORMATION WITH AFFILIATES

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

IMPLEMENTATION OF PROCEDURES

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

================================================================================

PROXY VOTING POLICIES AND PROCEDURES:

A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling the Fund at (800) 331-1710 (ii) on the Fund's website at www.pimcoadvisors.com, and (iii) on the Securities and Exchange Commission's website at www.sec.gov. The Fund did not vote any proxies relating to portfolio securities during the period July 31, 2003 (commencement of operations) through June 30, 2004.

================================================================================

OTHER INFORMATION:

Since July 31, 2003, there have been no: (i) material changes in the Fund's investment objectives or policies; (ii) changes to the Fund's charter or by-laws; (iii) material changes in the principal risk factors associated with investment in the Fund; or (iv) change in the person primarily responsible for the day-to-day management of the Fund's portfolio.

18 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II       DIVIDEND REINVESTMENT PLAN
(unaudited)
================================================================================


Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor's behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund's dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If Common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2) If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund's transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number 1-800-331-1710.

    | 6.30.04 | Nicholas-Applegate Convertible & Income Fund II Annual Report 19

NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II    BOARD OF TRUSTEES
(unaudited)
================================================================================

                                     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------
PAUL BELICA                             Director,  Student Loan  Finance  Corp.,
1345 Avenue of the Americas             Education  Loans,  Inc., Goal Funding I,
New York, NY 10105                      Inc.,  Goal Funding II, Inc., and Surety
Age: 82                                 Loan  Funding,  Inc.;  Formerly,  senior
TRUSTEE SINCE: 2003                     executive  and  member  of the  board of
TERM OF OFFICE: EXPECTED TO STAND       Smith  Barney,  Harris  Upham & Co.; and
  FOR RE-ELECTION AT 2004 ANNUAL        the  CEO  of  five  State  of  New  York
  MEETING OF SHAREHOLDERS.              agencies.
TRUSTEE OF 20 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF
  FUND COMPLEX

ROBERT E. CONNOR                        Corporate Affairs Consultant;  Formerly,
1345 Avenue of the Americas             Senior Vice President, Corporate Office,
New York, NY 10105                      Smith Barney, Inc.
Age: 69
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND
  FOR RE-ELECTION AT 2004 ANNUAL
  MEETING OF SHAREHOLDERS.
TRUSTEE/DIRECTOR OF 20 FUNDS IN
  FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF
  FUND COMPLEX

JOHN J. DALESSANDRO II                  Formerly,  President and Director,  J.J.
1345 Avenue of the Americas             Dalessandro II Ltd.  registered  broker-
New York, NY 10105                      dealer  and member of the New York Stock
Age: 66                                 Exchange.
TRUSTEE SINCE: 2003
TERM OF OFFICE: EXPECTED TO STAND
  FOR RE-ELECTION AT 2005 ANNUAL
  MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF
  FUND COMPLEX

HANS W. KERTESS                         President,  H Kertess  & Co.;  Formerly,
1345 Avenue of the Americas             Managing Director,  Royal Bank of Canada
New York, NY 10105                      Capital Markets.
Age: 64
TRUSTEE SINCE: 2004
TERM OF OFFICE: EXPECTED TO STAND
  FOR RE-ELECTION AT 2006 ANNUAL
  MEETING OF SHAREHOLDERS.
TRUSTEE OF 15 FUNDS IN FUND COMPLEX
TRUSTEE OF NO FUNDS OUTSIDE OF
  FUND COMPLEX


20 Nicholas-Applegate Convertible & Income Fund II Annual Report | 6.30.04 |

TRUSTEES AND PRINCIPAL OFFICERS

Paul Belica
  Trustee
Robert E. Connor
  Trustee
John J. Dalessandro II
  Trustee
Hans W. Kertess
  Trustee
Brian S. Shlissel
  President & Chief Executive Officer
Newton B. Schott, Jr.
  Vice President & Secretary
Douglas Forsyth
  Vice President
Lawrence G. Altadonna
  Treasurer, Principal Financial & Accounting Officer
Jennifer A. Patula
  Assistant Secretary

INVESTMENT MANAGER

PA Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

SUB-ADVISER

Nicholas-Applegate Capital Management LLC
600 West Broadway, 30th Fl
San Diego, California 92101

TRANSFER AGENT, DIVIDEND PAYING AGENT AND REGISTRAR

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of Nicholas Applegate Convertible & Income Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

Information on the Fund is available at www.pimcoadvisors.com or by calling 1-800-331-1710.

[GRAPHIC OMITTED]

ITEM 2. CODE OF ETHICS

        (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

        (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that Mr. Paul Belica, a member of the Board's Audit Oversight Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

        a) Audit fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor")for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2003 and $68,750 in 2004.

        b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant's financial statements and are not reported under paragraph (e) of this Item were $0 in 2003 and $21,000 in 2004. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares) and attestation reports.

        c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning ("Tax Services") were $0 in 2003 and $2,600 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns and/or calculations.

        d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

        e)1)Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor's engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant's policy is stated below.

            NICHOLAS-APPLEGATE CONVERTIBLE & INCOME FUND II (THE "FUND")

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Fund's Audit Oversight Committee ("Committee") is charged with the oversight of the Funds' financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

   a review of the nature of the professional services expected to provided,

   the fees to be charged in connection with the services expected to be provided,

   a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Fund's Committee will review and pre-approve the scope of the audit of the Fund and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Fund independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee's pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Fund will also require the separate written pre-approval of the President of the Fund, who will confirm, independently, that the accounting firms's engagement will not adversely affect the firm's independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

   Annual Fund financial statement audits
   Seed audits (related to new product filings, as required)
   SEC and regulatory filings and consents
   Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Accounting consultations
   Fund merger support services
   Agreed upon procedure reports (inclusive of quarterly review of Basic
      Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
   Other attestation reports
   Comfort letters
   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds' independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm's independence:

   Tax compliance services related to the filing or amendment of the following:
      Federal, state and local income tax compliance; and, sales and use tax compliance
      Timely RIC qualification reviews
      Tax distribution analysis and planning
      Tax authority examination services
      Tax appeals support services
      Accounting methods studies
      Fund merger support service
      Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $75,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Funds' independent accountants will not render services in the following categories of non-audit services:

   Bookkeeping or other services related to the accounting records or financial statements of the Funds
   Financial information systems design and implementation
   Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

   Actuarial services
   Internal audit outsourcing services
   Management functions or human resources
   Broker or dealer, investment adviser or investment banking services Legal services and expert services unrelated to the audit
   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to PA Fund Management LLC (Formerly, PIMCO Advisors Fund Management
LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the "Investment Manager") and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the "Accounting Affiliates"). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm's independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds' independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

    (1) The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and(ii) with respect to such services provided to Accounting Affiliates, five percent (5%)of the total amount of revenues paid to the Fund's independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

    (2) Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

    (3) Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.

    e)2)No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.

    f)  Not applicable

    g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $4,053,640.

    h) Auditor Independence. The Registrant's Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure requirement not currently effective.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Nicholas Applegate Capital Management LLC ("the Sub-Adviser"). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

The registrant or any affiliated purchaser did not purchase shares or other units, of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 V.S.C. 781).

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

In January 2004, the Registrant's Board of Trustees adopted a Nominating Committee Charter governing the affairs of the Nominating Committee of the Board, which is posted on the PIMCO Advisors website at www.pimcoadvisors.com. Appendix B to the Nominating Committee Charter includes "Procedures for Shareholders to Submit Nominee Candidates," which sets forth the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees. Among other requirements, the procedures provide that the recommending shareholder must submit any recommendation in writing to the Registrant to the attention of the Registrant's Secretary, at the address of the principal executive offices of the Registrant and that such submission must be received at such offices not less than 45 days nor more than 75 days prior to the date of the Board or shareholder meeting at which the nominee would be elected. Any recommendation must include certain biographical and other information regarding the candidate and the recommending shareholder, and must include a written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected. The foregoing description of the requirements is only a summary and is qualified in its entirety by reference to Appendix B of the Nominating Committee Charter.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS

(a)(1)  Exhibit 99.CODE ETH - Code of Ethics

(a)(2) Exhibit 99.CERT - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b) Exhibit 99.906CERT - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures




Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nicholas-Applegate Convertible & Income Fund II

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: September 3, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: September 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: September 3, 2004

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: September 3, 2004